Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES:
Net income/(loss)	$ 85,269	$ 91,901	$ (188,605)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	49,848	61,235	71,015
Amortization and write-off of deferred financing costs	10,784	8,870	7,863
Amortization of deferred drydock and special survey costs	9,693	11,084	10,255
Allowance for credit losses	785	1,831	541
Stock-based compensation expenses	171	589	1,268
(Loss)/gain on bond and debt extinguishment, net	221	(951)	(7,047)
Income tax (benefit)/ expense	(270)	4,817	2,052
Equity in net losses/(earnings) of affiliate companies, net of dividends received	26,502	(68,752)	2,709
Impairment loss/ loss on sale of vessels, net	3,195	47,827	88,367
Impairment of loan receivable from affiliate company	0	0	6,050
Non operating other finance cost (convertible debenture)	85,730	0	0
Gain on sale of shipping business	(169,631)	0	0
Changes in operating assets and liabilities:
Increase in accounts receivable	(689)	(9,887)	(2,992)
(Increase)/decrease in inventories	(2,113)	1,801	(3,641)
Decrease/(increase) in prepaid expenses and other assets	7,288	2,155	(5,505)
Decrease in due from affiliate companies	936	667	18,895
(Decrease)/increase in accounts payable	(2,178)	7,149	7,763
(Decrease)/increase in accrued expenses and other liabilities	(21,696)	(11,019)	18,469
Decrease in operating lease liabilities, net	(5,573)	(17,292)	(3,985)
Increase/(decrease) in due to affiliate companies	33,343	(1,138)	18,626
(Decrease)/increase in deferred income and cash received in advance	(2,558)	(200)	648
Increase/(decrease) in other long-term liabilities and deferred income	0	267	(173)
Payments for drydock and special survey costs	(11,451)	(21,334)	(17,362)
Convertible debenture movement	33,103	0	0
Net cash provided by operating activities	130,709	109,620	25,211
INVESTING ACTIVITIES:
Proceeds from the Transaction	370,638	0	0
Cash disposed of due to the Transaction	(9,862)	0	0
Loan from affiliate companies	0	0	18,629
Dividends received from affiliate companies	0	243	5,838
Deposits for vessels, port terminals and other fixed assets	(2,598)	(19,498)	(5,153)
Proceeds from lease receivable	0	313	189
Proceeds from sale of asset	2,186	167,016	83,445
Acquisition of/additions to vessels	(21,357)	(24,950)	(96,969)
Purchase of property, equipment and other fixed assets	(6,892)	(4,350)	(3,288)
Deposit for option to acquire vessels	0	0	(2,099)
Net cash provided by investing activities	332,115	118,774	592
FINANCING ACTIVITIES:
Tender offer - redemption of preferred stock	(9,993)	0	0
Repayment of loans payable to affiliate companies	(375,264)	(130,743)	(50,000)
Proceeds from loans payable to affiliate companies	262,632	115,000	50,000
Proceeds from long-term loans, net of deferred financing costs	296,725	58,000	81,625
Proceeds from issuance of senior notes, net of deferred financing costs	0	0	487,504
Repayment of long-term debt and payment of principal	(78,584)	(94,959)	(164,638)
Repayment/repurchase of senior notes	(610,466)	(168,588)	(384,443)
Debt issuance costs	(1,645)	(3,874)	(1,138)
Repayment of finance lease liability	(229)	0	0
Proceeds from sale of shares, net	0	44,437	0
Dividends paid to noncontrolling shareholders	0	0	(12,256)
Acquisition of noncontrolling interest	(5,000)	(21,000)	0
Net cash (used in)/provided by financing activities	(521,824)	(201,727)	6,654
(Decrease) /increase in cash and cash equivalents and restricted cash	(59,000)	26,667	32,457
Cash and cash equivalents and restricted cash, beginning of year	137,851	111,184	78,727
Cash and cash equivalents and restricted cash, end of year	78,851	137,851	111,184
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	101,731	141,494	110,454
Cash paid for income taxes	61	260	186
Non-cash investing and financing activities
Acquisition of/additions to vessels	0	0	(986)
Sale of vessels	0	5,766	4,378
Proceeds from seller’s credit agreement for the construction of six liquid barges	0	2,246	11,229
Transfers from other long-term assets assets	0	57,107	0
Proceeds from the Navios Logistics’ 2020 Fleet	0	15,000	0
Deposits for vessels, port terminals and other fixed assets	0	(190)	0
Promissory note for the acquisition of the noncontrolling interest	0	15,000	0
Other long-term assets unpaid as of December 31, 2021	0	(386)	0
Discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations	101,021	109,297	(33,990)
Net cash provided by investing activities of discontinued operations	$ 339,419	$ 142,065	$ 3,008